Share option plans (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Risk-free interest rate, Minimum			1.20%
Risk-free interest rate ,Maximum			2.10%
Risk-free interest rate
Expected option term (years)
Expected price volatility, Minimum			79.30%
Expected price volatility, Maximum			90.60%
Expected price volatility
Dividend yield			0.00%
Minimum [Member]
Expected option term (years)			5 years
Maximum [Member]
Expected option term (years)			7 years